June 30, 2007		•	Pacific Select Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007 (Unaudited)

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Growth Portfolio (1)	$73,980
International Value Portfolio		$1,442,971
Equity Index Portfolio			$1,342,914
Small-Cap Index Portfolio				$617,335
Equity Portfolio					$37,113
Growth LT Portfolio						$1,589,689
Multi-Strategy Portfolio							$147,144

Total Assets	73,980	1,442,971	1,342,914	617,335	37,113	1,589,689	147,144

LIABILITIES
Payables:
Mortality and expense risk fees	42	798	756	344	21	896	80
Other	7	246	181	73	1	199	17

Total Liabilities	49	1,044	937	417	22	1,095	97

NET ASSETS	$73,931	$1,441,927	$1,341,977	$616,918	$37,091	$1,588,594	$147,047

Units Outstanding	5,900	39,389	27,848	41,286	3,802	36,484	3,077

Accumulation Unit Value	$12.53	$36.61	$48.19	$14.94	$9.76	$43.54	$47.79

Cost of Investments	$62,326	$1,105,508	$999,767	$523,879	$34,627	$2,016,481	$117,534

Shares Owned in each Portfolio	5,851	73,396	38,587	41,093	1,669	63,812	7,838

	Main Street®	Emerging	Managed	Inflation	Money	High
	Core	Markets	Bond	Managed	Market	Yield Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street Core Portfolio	$593,253
Emerging Markets Portfolio		$103,330
Managed Bond Portfolio			$883,139
Inflation Managed Portfolio				$123,358
Money Market Portfolio					$436,406
High Yield Bond Portfolio						$176,571

Total Assets	593,253	103,330	883,139	123,358	436,406	176,571

LIABILITIES
Payables:
Mortality and expense risk fees	332	57	484	72	243	98
Other	78	18	33	3	14	11

Total Liabilities	410	75	517	75	257	109

NET ASSETS	$592,843	$103,255	$882,622	$123,283	$436,149	$176,462

Units Outstanding	11,599	4,030	24,720	3,550	21,295	4,913

Accumulation Unit Value	$51.11	$25.62	$35.70	$34.73	$20.48	$35.92

Cost of Investments	$478,910	$95,481	$895,364	$133,594	$437,517	$178,531

Shares Owned in each Portfolio	22,906	5,584	82,473	11,644	43,309	25,752

(1)	Formerly named Fasciano Small Equity Variable Account and Fasciano Small Equity Portfolio.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007 (Unaudited)

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account (1)	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$2,471	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	251	4,995	4,678	2,169	123	5,538	489

Net Investment Loss	(251)	(2,524)	(4,678)	(2,169)	(123)	(5,538)	(489)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,515	25,457	12,018	16,086	176	(88,436)	996
Capital gain distributions	—	151,827	—	—	—	—	—

Realized Gain (Loss)	1,515	177,284	12,018	16,086	176	(88,436)	996

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,964	(18,909)	77,164	21,625	1,946	239,140	7,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,228	$155,851	$84,504	$35,542	$1,999	$145,166	$7,854

	Main Street	Emerging	Managed	Inflation	Money	High
	Core	Markets	Bond	Managed	Market	Yield Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$243	$18,328	$3,127	$8,506	$6,471
EXPENSES
Mortality and expense risk fees	2,021	387	2,935	464	1,087	602

Net Investment Income (Loss)	(2,021)	(144)	15,393	2,663	7,419	5,869

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,103)	18,948	(181)	(2,274)	25	35
Capital gain distributions	—	17,459	924	—	—	—

Realized Gain (Loss)	(2,103)	36,407	743	(2,274)	25	35

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	40,645	(20,138)	(17,396)	250	(782)	(2,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,521	$16,125	($1,260)	$639	$6,662	$3,880

(1)	Formerly named Fasciano Small Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Growth		International Value		Equity Index
	Variable Account (1)		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($251)	($237)	($2,524)	$11,684	($4,678)	$13,086
Realized gain	1,515	629	177,284	562	12,018	35,206
Change in unrealized appreciation (depreciation) on investments	4,964	2,260	(18,909)	265,223	77,164	122,788

Net Increase in Net Assets Resulting from Operations	6,228	2,652	155,851	277,469	84,504	171,080

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	1,132	21,693	(96,899)	27,966	(26,789)	(22,274)
Transfers—policy charges and deductions	(346)	(663)	(5,331)	(10,089)	(3,481)	(6,714)
Transfers—surrenders	(1,348)	—	(8,009)	—	(4,788)	—
Transfers—other	(819)	(30)	(3,150)	142	(17,737)	(16,165)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,381)	21,000	(113,389)	18,019	(52,795)	(45,153)

NET INCREASE IN NET ASSETS	4,847	23,652	42,462	295,488	31,709	125,927

NET ASSETS
Beginning of Year or Period	69,084	45,432	1,399,465	1,103,977	1,310,268	1,184,341

End of Year or Period	$73,931	$69,084	$1,441,927	$1,399,465	$1,341,977	$1,310,268

	Small-Cap Index		Equity		Growth LT
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (2)	2006	2007 (2)	2006	2007 (2)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,169)	$5,190	($123)	($46)	($5,538)	($1,167)
Realized gain (loss)	16,086	99,660	176	1,945	(88,436)	(76,494)
Change in unrealized appreciation (depreciation) on investments	21,625	(11,822)	1,946	(1,569)	239,140	203,598

Net Increase in Net Assets Resulting from Operations	35,542	93,028	1,999	330	145,166	125,937

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(75,672)	11,281	3,423	16,371	(43,185)	(486)
Transfers—policy charges and deductions	(3,401)	(6,718)	(171)	(156)	(4,145)	(7,746)
Transfers—surrenders	(4,072)	—	(1,608)	—	(8,655)	—
Transfers—other	18,094	18,519	48	—	(29,959)	(28,113)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(65,051)	23,082	1,692	16,215	(85,944)	(36,345)

NET INCREASE (DECREASE) IN NET ASSETS	(29,509)	116,110	3,691	16,545	59,222	89,592

NET ASSETS
Beginning of Year or Period	646,427	530,317	33,400	16,855	1,529,372	1,439,780

End of Year or Period	$616,918	$646,427	$37,091	$33,400	$1,588,594	$1,529,372

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($489)	$2,570	($2,021)	$3,353	($144)	$83
Realized gain (loss)	996	3,928	(2,103)	(1,184)	36,407	29,155
Change in unrealized appreciation (depreciation) on investments	7,347	7,195	40,645	72,460	(20,138)	(9,081)

Net Increase in Net Assets Resulting from Operations	7,854	13,693	36,521	74,629	16,125	20,157

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	3,896	6,928	(39,412)	25,974	(23,328)	4,462
Transfers—policy charges and deductions	(809)	(1,518)	(2,606)	(4,994)	(526)	(1,034)
Transfers—surrenders	(1,176)	—	(11,422)	—	(2,656)	—
Transfers—other	(99)	598	12,964	12,174	(1,931)	(33)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,812	6,008	(40,476)	33,154	(28,441)	3,395

NET INCREASE (DECREASE) IN NET ASSETS	9,666	19,701	(3,955)	107,783	(12,316)	23,552

NET ASSETS
Beginning of Year or Period	137,381	117,680	596,798	489,015	115,571	92,019

End of Year or Period	$147,047	$137,381	$592,843	$596,798	$103,255	$115,571

	Managed Bond		Inflation Managed		Money Market
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2007 (1)	2006	2007 (1)	2006	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15,393	$25,878	$2,663	$4,093	$7,419	$10,770
Realized gain (loss)	743	(1,023)	(2,274)	3,616	25	169
Change in unrealized appreciation (depreciation) on investments	(17,396)	6,373	250	(7,772)	(782)	(97)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,260)	31,228	639	(63)	6,662	10,842

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	16,517
Transfers between variable and fixed accounts, net	101,775	(5,509)	1,289	8,879	180,567	(106,999)
Transfers—policy charges and deductions	(2,581)	(5,091)	(537)	(1,222)	(1,444)	(3,224)
Transfers—surrenders	(6,715)	—	(3,418)	—	—	—
Transfers—other	1,544	(639)	85	(19)	(10,971)	5,327

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	94,023	(11,239)	(2,581)	7,638	168,152	(88,379)

NET INCREASE (DECREASE) IN NET ASSETS	92,763	19,989	(1,942)	7,575	174,814	(77,537)

NET ASSETS
Beginning of Year or Period	789,859	769,870	125,225	117,650	261,335	338,872

End of Year or Period	$882,622	$789,859	$123,283	$125,225	$436,149	$261,335

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond
	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2007 (1)	2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,869	$9,828
Realized gain (loss)	35	(15)
Change in unrealized appreciation (depreciation) on investments	(2,024)	2,703

Net Increase in Net Assets Resulting from Operations	3,880	12,516

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—
Transfers between variable and fixed accounts, net	13,203	12,966
Transfers—policy charges and deductions	(1,056)	(1,916)
Transfers—surrenders	—	—
Transfers—other	218	(20)

Net Increase in Net Assets Derived from Policy Transactions	12,365	11,030

NET INCREASE IN NET ASSETS	16,245	23,546

NET ASSETS
Beginning of Year or Period	160,217	136,671

End of Year or Period	$176,462	$160,217

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total	Total	Income	to Average
Variable Accounts		Units	Net	to Average	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Net Assets (1)	Assets (1)	Returns (2)

Small-Cap Growth (3)
01/01/2007-06/30/2007 (Unaudited)	$12.53	5,900	$73,931	0.00%	0.70%	9.01%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)

International Value
01/01/2007-06/30/2007 (Unaudited)	$36.61	39,389	$1,441,927	0.35%	0.70%	11.42%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)

Equity Index
01/01/2007-06/30/2007 (Unaudited)	$48.19	27,848	$1,341,977	0.00%	0.70%	6.42%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	1.31%	0.70%	(22.92%)

Small-Cap Index
01/01/2007-06/30/2007 (Unaudited)	$14.94	41,286	$616,918	0.00%	0.70%	5.93%
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%

Equity
01/01/2007-06/30/2007 (Unaudited)	$9.76	3,802	$37,091	0.00%	0.70%	5.98%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)

Growth LT
01/01/2007-06/30/2007 (Unaudited)	$43.54	36,484	$1,588,594	0.00%	0.70%	9.55%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)

Multi-Strategy
01/01/2007-06/30/2007 (Unaudited)	$47.79	3,077	$147,047	0.00%	0.70%	5.80%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	1.65%	0.70%	(13.70%)

Main Street Core (4)
01/01/2007-06/30/2007 (Unaudited)	$51.11	11,599	$592,843	0.00%	0.70%	6.68%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)

Emerging Markets
01/01/2007-06/30/2007 (Unaudited)	$25.62	4,030	$103,255	0.44%	0.70%	16.20%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)

Managed Bond
01/01/2007-06/30/2007 (Unaudited)	$35.70	24,720	$882,622	4.39%	0.70%	(0.08%)
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%
2003	32.19	22,983	739,810	4.32%	0.70%	5.51%
2002	30.51	25,736	785,206	4.57%	0.70%	10.19%

Inflation Managed
01/01/2007-06/30/2007 (Unaudited)	$34.73	3,550	$123,283	4.75%	0.70%	0.47%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%
2003	31.45	11,123	349,777	0.09%	0.70%	7.51%
2002	29.25	11,544	337,668	1.08%	0.70%	14.69%

Money Market
01/01/2007-06/30/2007 (Unaudited)	$20.48	21,295	$436,149	5.47%	0.70%	2.15%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%

High Yield Bond
01/01/2007-06/30/2007 (Unaudited)	$35.92	4,913	$176,462	7.55%	0.70%	2.35%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 05/01/07, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account. Prior to 05/01/2005, the Variable Account was named Aggressive Equity Variable Account.

(4)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2007 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:
Small-Cap Growth (formerly Fasciano Small Equity)
International Value
Equity Index
Small-Cap Index
Equity
Growth LT
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
     Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
5.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2007, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth (1)	$4,798	$6,419
International Value	6,029	124,223
Equity Index	6,149	63,512
Small-Cap Index	19,608	86,798
Equity	3,539	1,962
Growth LT	2,128	93,434
Multi-Strategy	5,496	4,162
Main Street Core	13,658	56,118
Emerging Markets	8,500	37,316
Managed Bond	102,784	11,654
Inflation Managed	19,658	22,701
Money Market	182,137	14,966
High Yield Bond	13,409	1,634
6.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	368	(478)	(110)	2,322	(436)	1,886
International Value	175	(3,381)	(3,206)	1,938	(1,286)	652
Equity Index	139	(1,226)	(1,087)	1,104	(2,173)	(1,069)
Small-Cap Index	4,072	(8,614)	(4,542)	4,091	(2,242)	1,849
Equity	375	(201)	174	6,231	(4,579)	1,652
Growth LT	61	(2,055)	(1,994)	575	(1,565)	(990)
Multi-Strategy	95	(60)	35	325	(173)	152
Main Street Core	256	(1,113)	(857)	938	(156)	782
Emerging Markets	351	(1,563)	(1,212)	2,608	(2,522)	86
Managed Bond	2,877	(261)	2,616	3,310	(3,629)	(319)
Inflation Managed	572	(645)	(73)	609	(383)	226
Money Market	8,920	(659)	8,261	2,642	(7,179)	(4,537)
High Yield Bond	377	(29)	348	539	(206)	333

(1)	Formerly named Fasciano Small Equity Variable Account.

Semi-Annual Report
as of June 30, 2007

•	Pacific Select Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company Life Insurance Operations Center P.O. Box 7500 Newport Beach, California 92658-7500 ADDRESS SERVICE REQUESTED

Form No. 15-21759-08